FINANCIAL RISK MANAGEMENT - Schedule of maturity analysis for non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Line Items]
Cash and cash equivalents (incl. restricted cash)	$ 189,700	$ 192,963	$ 206,664
Loans and borrowings		0	0
Borrowings net of cash and cash equivalents		52,077	54,897
Fixed interest rate
Financial Risk Management [Line Items]
Loans and borrowings		(140,886)	(151,767)
Within one year
Financial Risk Management [Line Items]
Loans and borrowings		0
Within one year | Convertible Bond
Financial Risk Management [Line Items]
Loans and borrowings		(1,879)	(2,040)
Later than one year | Convertible Bond
Financial Risk Management [Line Items]
Loans and borrowings		$ (139,007)	$ (149,727)